UNITED STATES SECURITIES AND
EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G ASSET-BACKED
SECURITIZER REPORT PURSUANT TO
SECTION 15G OF THE SECURITIES
EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒           Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

October 1, 2012 to December 31, 2012

Date of Report (Date of earliest event reported) February 14, 2013

Commission File Number:	NA

Central Index Key Number:	0001561326

Jon Wilcox (949) 270-9777
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02         Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), California Republic Funding, LLC, as the Depositor has indicated by check mark that there is no activity to report for the quarterly period ended December 31, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

California Republic Funding, LLC

By:	/s/ Jon Wilcox
Name:	Jon Wilcox
Title:	Chief Executive Officer

Dated: February 14, 2013

	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
(a)	(b)	(c )	(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	($) (h)	(% of principal balance) (f)	(#) (j)	($) (k)	(% of principal balance) (l)	(#) (m)	($) (n)	(% of principal balance) (o)	(#) (p)	($) (q)	(% of principal balance) (r)	(#) (s)	($) (t)	(% of principal balance) (u)	(#) (v)	($) (w)	(% of principal balance) (x)
California Republic Auto Receivables Trust 2012-1 (CIK 0001561326)		California Republic Bank	9,605	183,020,176.82	100%	0	0	0%	0	0	0%	0	0	0%	0	0	0%	0	0	0%	0	0	0%

Total			9,605	183,020,176.82		0	0	0%	0	0	0%	0	0	0%	0	0	0%	0	0	0%	0	0	0%